DEFERRED REVENUES AND DEFERRED COSTS (Tables)	12 Months Ended
Dec. 31, 2019
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of Deferred Revenues and Deferred Costs
	December 31,
	2018	2019
	(U.S. $ in thousands)
Deferred revenues:
Deferred product revenues	$917	$695
Deferred maintenance and professional services revenues	55,712	56,900
	56,629	57,595
Less - amounts offset from accounts receivable	(25,165)	(22,032)
Deferred revenues	31,464	35,563
The change in deferred revenues:
Balance at beginning of year	40,332	56,629
Deferred revenue relating to new sales	44,667	40,225
Revenue recognized during the year	(28,370)	(39,259)
Balance at end of year	56,629	57,595
Less - amounts offset from accounts receivable	(25,165)	(22,032)
Deferred revenues	$31,464	$35,563

Schedule of Assets Recognized from Costs to Obtain Contract with Customer

The Company considers the benefit period to exceed the initial contract term for certain costs because of anticipated renewals and because sales commission rates for renewal contracts are not commensurate with sales commissions for initial contracts.

	December 31,
	2018	2019
	(U.S. $ in thousands)
Balance at beginning of year	$3,961	$5,313
Additional costs deferred	3,111	3,436
Amortization of deferred costs	(1,759)	(2,787)
Balance at end of year	$5,313	$5,962